Cover Non-Printing	Nov. 02, 2022	Aug. 03, 2022
Cover [Abstract]
Entity Central Index Key	0001466258
Amendment Flag	false
No Trading Symbol Flag
Entity Registrant Name	TRANE TECHNOLOGIES PLC
Entity Address, Postal Zip Code	00000